Earnings per share - Summary of earnings per share (Parenthetical) (Details) - shares		12 Months Ended
	May 01, 2019	Dec. 31, 2022	[1],[2]	Dec. 31, 2021	[1],[2]	Dec. 31, 2020	[1],[2]
Earnings per share [abstract]
Weighted average number of common shares outstanding	508,784,869	530,638,621		534,049,948		500,343,324
Dilutive effect of convertible instruments on number of ordinary shares	17,482,000

[1]	The number of basic ordinary shares outstanding is 508,784,869 shares and the above weighted-average stocks are calculated by reflecting treasury stocks issued and 17,482,000 shares of convertible preferred shares issued on May 1, 2019.
[2]	Treasury stock has retired on June 1, 2020.